Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Property, Plant And Equipment

	December 31,
	2012			2011
		Accumulated			Accumulated
		Depletion and			Depletion and
		Depreciation,			Depreciation,
		Including	Net Book		Including	Net Book
	Cost	Write-downs	Value	Cost	Write-downs	Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$460,938	$(108,946)	$351,992	$372,081	$(48,402)	$323,679
Australia (c)	98,485	(12,606)	85,879	—	—	—

	$559,423	$(121,552)	$437,871	$372,081	$(48,402)	$323,679

Mineral property interests
Oyu Tolgoi, Mongolia (a)	$1,087,799	$(15,729)	$1,072,070	$57,021	$(6,489)	$50,532
Ovoot Tolgoi, Mongolia (b)	37,606	(2,215)	35,391	40,572	(1,913)	38,659
Australia (c)	24,694	(126)	24,568	26,604	(126)	26,478
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$1,151,351	$(19,314)	$1,132,037	$125,449	$(9,772)	$115,677

Other capital assets
Oyu Tolgoi, Mongolia (a)	$644,114	$(78,354)	$565,760	$41,252	$(20,441)	$20,811
Ovoot Tolgoi, Mongolia (b)	3,414	(1,231)	2,183	2,607	(1,191)	1,416
Australia (c)	6,939	(3,095)	3,844	43,730	(3,958)	39,772
Other exploration projects	4,678	(3,911)	767	4,562	(3,851)	711

	$659,145	$(86,591)	$572,554	$92,151	$(29,441)	$62,710

Capital works in progress
Oyu Tolgoi, Mongolia (a)	$4,710,266	$—	$4,710,266	$3,753,857	$—	$3,753,857
Ovoot Tolgoi, Mongolia (b)	55,912	—	55,912	82,760	—	82,760
Australia (c)	55,110	—	55,110	24,818	—	24,818

	$4,821,288	$—	$4,821,288	$3,861,435	$—	$3,861,435

	$7,191,207	$(227,457)	$6,963,750	$4,451,116	$(87,615)	$4,363,501

(a)	Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2012, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $2,590.0 million (December 31, 2011 - $2,817.3 million), which included development costs.

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal mine located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

During the second quarter of 2012, SouthGobi commenced curtailing mining activities at the Ovoot Tolgoi mine to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012; however, operations at the Ovoot Tolgoi mine resumed on March 22, 2013.

As a result of these events, Turquoise Hill conducted an impairment analysis whereby the carrying values of its property, plant and equipment related to Ovoot Tolgoi mine were assessed. The analysis did not result in the identification of impairment. The estimates and assumptions incorporated in the impairment analysis are subject to certain risks and uncertainties which may materially affect the future net cash flows expected to be generated.

(c)	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.